LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Licenses
Licenses, at cost	$ 458,517,000	$ 679,133,000
Accumulated amortization	(231,006,000)	(384,405,000)
Licenses, net	227,511,000	294,728,000
Estimated amortization expense in the year ended December 31,
2012	401,450,000
2013	290,930,000
2014	175,260,000
2015	101,250,000
2016	55,160,000
Thereafter	174,761,000
Total	1,198,811,000
License costs
Licenses
Amortization expense	60,100,000	76,300,000	78,700,000
Estimated amortization expense in the year ended December 31,
2012	36,186,000
2013	31,016,000
2014	29,804,000
2015	29,797,000
2016	29,791,000
Thereafter	70,917,000
Total	227,511,000
Russia
Licenses
Licenses, at cost	20,320,000	229,209,000
Weighted-average period in for the next renewal of licenses (in years)	2
Uzbekistan
Licenses
Licenses, at cost	196,517,000	196,517,000
Armenia
Licenses
Licenses, at cost	192,186,000	203,993,000
Ukraine
Licenses
Licenses, at cost	$ 49,494,000	$ 49,414,000